REVENUES REVENUES (Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenues	$ 1,685	$ 1,044	$ 3,278	$ 2,057
BRAZIL
Disclosure of geographical areas [line items]
Revenues	289	278	578	583
AUSTRALIA
Disclosure of geographical areas [line items]
Revenues	270	288	539	572
COLOMBIA
Disclosure of geographical areas [line items]
Revenues	259	127	508	171
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	249	42	461	83
CANADA
Disclosure of geographical areas [line items]
Revenues	233	47	505	124
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	171	166	333	325
INDIA
Disclosure of geographical areas [line items]
Revenues	112	11	152	24
CHILE
Disclosure of geographical areas [line items]
Revenues	42	43	84	88
PERU
Disclosure of geographical areas [line items]
Revenues	28	18	57	44
Aggregated Individually Immaterial Geographical Areas [Member]
Disclosure of geographical areas [line items]
Revenues	$ 32	$ 24	$ 61	$ 43